IMPAIRMENT REVIEW (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020
IMPAIRMENT REVIEW
Total impairment loss	₽ 2,023	₽ (148)	₽ 149
Russia Convergent
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	20.90%	19.20%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	11.40%	14.10%
Armenia
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	22.20%	15.60%
Terminal growth rate (as a percentage)	0.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	13.30%	13.50%
Moscow Fixed Line
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	12.60%	19.80%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	11.00%	14.10%
MTS Turkmenistan
IMPAIRMENT REVIEW
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	₽ (66)	₽ (114)
Reversal of impairment loss recognised in profit or loss, other intangible assets		(34)
Reversal of impairment loss recognised in profit or loss	(66)	(148)
Turkmenistan
IMPAIRMENT REVIEW
Reversal of impairment loss recognised in profit or loss	₽ 66	₽ 148
Nvision Czech Republic
IMPAIRMENT REVIEW
Total impairment loss				₽ 571
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			(505)
Reversal of impairment loss recognised in profit or loss, other intangible assets			(2)
Reversal of impairment loss recognised in profit or loss			(507)
Recoverable amount			1,778	₽ 954
Capital expenditure as a percentage of revenue	1.20%	1.20%
Terminal growth rate (as a percentage)	2.00%	2.00%
Discount rate applied to cash flow projections (as a percentage)	6.10%	6.10%
Ticketland and Ponominalu
IMPAIRMENT REVIEW
Goodwill	₽ 1,281
Total impairment loss	₽ 1,281
Recoverable amount					₽ 2,658
Capital expenditure as a percentage of revenue	0.00%	0.00%
Terminal growth rate (as a percentage)	1.50%	3.00%
Discount rate applied to cash flow projections (as a percentage)	13.60%	16.70%
Cloud
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	15.40%
Terminal growth rate (as a percentage)	1.00%
Discount rate applied to cash flow projections (as a percentage)	13.20%
Kinopolis
IMPAIRMENT REVIEW
Investment property	₽ 807
Total impairment loss	₽ 807
Capital expenditure as a percentage of revenue	31.20%
Terminal growth rate (as a percentage)	1.00%
Discount rate applied to cash flow projections (as a percentage)	14.30%
Oblachniy Retail
IMPAIRMENT REVIEW
Goodwill			524
Property, plant and equipment			13
Other intangible assets			140
Total impairment loss			677
Recoverable amount			₽ 765
Minimum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	43.20%	42.40%
Minimum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	51.80%	46.90%
Minimum | Moscow Fixed Line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	54.00%	52.90%
Minimum | Nvision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	3.50%	3.20%
Minimum | Ticketland and Ponominalu
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	8.80%	15.10%
Minimum | Cloud
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	41.30%
Minimum | Kinopolis
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	2.90%
Maximum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	44.30%	43.50%
Maximum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	54.00%	50.00%
Maximum | Moscow Fixed Line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	57.20%	56.60%
Maximum | Nvision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	5.20%	3.90%
Maximum | Ticketland and Ponominalu
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	32.00%	38.20%
Maximum | Cloud
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	69.00%
Maximum | Kinopolis
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	3.90%